Annual Fund Operating Expenses - AST ADVANCED STRATEGIES PORTFOLIO - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.64%
+ Distribution and/or Service Fees (12b-1 Fees)	0.24%
+ Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.03%
= Total Annual Portfolio Operating Expenses	0.94%
- Fee Waiver and/or Expense Reimbursement	(0.02%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%	[1],[2]

[1]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to a voluntary fee and/or expense waiver arrangement, which is not reflected in the table above.
[2]	The Manager has contractually agreed to waive 0.0242% of its investment management fees through June 30, 2022. This arrangementmay not be terminated or modified without the prior approval of the Trust’s Board of Trustees.